Property, Plant And Equipment	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
7.	PROPERTY, PLANT AND EQUIPMENT

	August 31, 2021			August 31, 2020
	Cost $	Accumulated amortization $	Net book value $	Cost $	Accumulated amortization $	Net book value $
Cable and telecommunications distribution system	7,475	3,957	3,518	7,189	3,699	3,490
Digital cable terminals and modems	853	541	312	937	579	358
Satellite audio, video and data network and DTH receiving equipment	106	66	40	114	68	46
Land and buildings	646	318	328	645	293	352
Data centre infrastructure, data processing and other	630	419	211	638	408	230
Assets under construction	417	–	417	420	–	420

Property, plant and equipment excluding right-of-use assets	10,127	5,301	4,826	9,943	5,047	4,896
Right-of-use assets (note 14)	1,474	281	1,193	1,387	141	1,246

Property, plant and equipment	11,601	5,582	6,019	11,330	5,188	6,142

Changes in the net carrying amounts of property, plant and equipment for 2021 and 2020 are summarized as follows:

	August 31, 2020					August 31, 2021
	Net book value $	Additions $	Transfers $	Amortization $	Disposals and writedown $	Net book value $
Cable and telecommunications distribution system	3,490	441	215	(625)	(3)	3,518
Digital cable terminals and modems	358	146	–	(196)	4	312
Satellite audio, video and data network and DTH receiving equipment	46	8	(1)	(13)	–	40
Land and buildings	352	4	2	(29)	(1)	328
Data centre infrastructure, data processing and other	230	24	24	(52)	(15)	211
Assets under construction	420	239	(242)	–	–	417

	4,896	862	(2)	(915)	(15)	4,826

	August 31, 2019					August 31, 2020
	Net book value $	Additions $	Transfers $	Amortization $	Disposals and writedown $	Net book value $
Cable and telecommunications distribution system	3,420	393	265	(585)	(3)	3,490
Digital cable terminals and modems	368	214	–	(223)	(1)	358
Satellite audio, video and data network and DTH receiving equipment	60	6	(1)	(17)	(2)	46
Land and building s	375	6	1	(30)	–	352
Data centre infrastructure, data processing and othe r	199	63	29	(54)	(7)	230
Assets under construction	461	257	(298)	–	–	420

	4,883	939	(4)	(909)	(13)	4,896

In 2021, the Company recognized a net
gain
of $3

(2020 – net loss of $3) on the disposal of property, plant and equipment.